Document and Entity Information	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	HERC HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33139
Entity Tax Identification Number	20-3530539
Entity Address, Address Line One	27500 Riverview Center Blvd
Entity Address, City or Town	Bonita Springs
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34134
City Area Code	239
Local Phone Number	301-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001364479
Amendment Flag	false